Significant acquisition of businesses (Details 5)						12 Months Ended
	Oct. 28, 2025 USD ($)	Sep. 16, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 24, 2025 USD ($)	Apr. 03, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Sep. 29, 2025 USD ($)	Jul. 11, 2025 USD ($)	May 27, 2025 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Number of acquisitions applying the optional concentration test method						0	0
Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash offer per outstanding share for acquisitions applying the optional concentration test										$ 7.00
Contingent value right per share for acquisitions applying the optional concentration test										$ 7.00
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test			$ (800,000,000)	$ (700,000,000)
Number of contingent value per share issued for acquisitions applying the optional concentration test				1					1
Liability related to employee share plans for acquisitions applying the optional concentration test									$ 100,000,000
Contingent value right amount for acquisitions applying the optional concentration test			900,000,000
Portion of consideration paid received consisting of cash and cash equivalents upfront payment for acquisitions applying the optional concentration test			(23,000,000)
Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test					$ (900,000,000)
Potential milestone maximum payment for acquisitions applying the optional concentration test					2,100,000,000
Portion of consideration paid received consisting of cash and cash equivalents upfront payment for acquisitions applying the optional concentration test					(47,000,000)
Tourmaline Bio, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash offer per outstanding share for acquisitions applying the optional concentration test								$ 48.00
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test	$ (1,400,000,000)
Portion of consideration paid received consisting of cash and cash equivalents upfront payment for acquisitions applying the optional concentration test	(200,000,000)
Private clinical-stage biotech company
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test		$ (400,000,000)
Non-controlling interests for acquisitions applying the optional concentration test		400,000,000
Portion of consideration paid received consisting of cash and cash equivalents upfront payment for acquisitions applying the optional concentration test		(18,000,000)
Acquired research and development intangible assets recognised as of acquisition date | Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test			$ 800,000,000
Acquired research and development intangible assets recognised as of acquisition date | Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test					$ 900,000,000
Acquired research and development intangible assets recognised as of acquisition date | Tourmaline Bio, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test	$ 1,200,000,000
Acquired research and development intangible assets recognised as of acquisition date | Private clinical-stage biotech company
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test		$ 400,000,000